Income Taxes - Summary of Significant Components of The Company's Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards	$ 13,448	$ 8,630
Capitalized research and development expenses	1,889	1,588
Share based compensation	1,084	987
Accrued expenses	151	116
Deferred tax assets	16,572	11,321
Valuation allowance	(16,557)	(11,301)
Deferred tax assets, net of valuation allowance	15	20
Deferred tax liabilities:
Property and equipment		(2)
Deferred tax liabilities		(2)
Net deferred taxes	$ 15	$ 18